Inventories - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Measuring inventories [Abstract]
Provision for slow moving and obsolete inventories	€ 32,774	€ 48,260	€ 59,558